UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06223

Name of Fund:	Legg Mason Tax-Free Income, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2008
Date of reporting period: 12/31/2007

Item 1 - Schedule of Investments
Portfolio of Investments
Legg Mason Maryland Tax-Free Income Trust
December 31, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 94.7%
Maryland — 93.4%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000	$1,021
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1998 (Pre-refunded 7/1/08)	4.750%	7/1/18	3,150	3,209	A
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue)	4.250%	9/1/26	1,000	980
Baltimore County, Maryland, Revenue Bonds, (Oak Crest Village Inc.), Series 2007A	5.000%	1/1/22	500	493
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050	1,089
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility)
Series 1998	5.500%	10/1/18	240	244
Series 1998	5.500%	10/1/23	490	498
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/18	760	774	A
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/23	1,510	1,537	A
Series 2007B	5.000%	10/1/27	1,135	1,095
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects)
Series 1994A (FGIC insured)	5.000%	7/1/22	1,910	2,075
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,037	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994A	5.000%	7/1/24	3,800	4,144
Series 1994A	5.000%	7/1/24	1,890	2,045
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000	1,062
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
Series 1999D AMT	5.375%	9/1/24	2,000	2,021
Series 2001B AMT	5.375%	9/1/22	310	313
Series 2001H AMT	5.200%	9/1/22	1,790	1,803
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Series 2007D AMT	4.750%	9/1/27	2,000	1,904
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,391
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000	1,104

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	$1,000	$1,115
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project), (MBIA insured)
Series 2003B	5.125%	6/30/15	3,340	3,611
Series 2003B	5.000%	6/30/19	1,000	1,060
Maryland Economic Development Corporation, Economic Development Revenue (Lutheran World Relief Inc. and Immigration and Refugee Service), Series 2007	5.250%	4/1/29	565	550
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985	1,047
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	2,921
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	795
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1997	5.625%	7/1/17	1,000	1,022
Series 1998	6.000%	7/1/08	1,000	1,015
Series 1998	5.125%	7/1/20	3,000	3,085
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,165
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,026
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000	1,025
Series 2002	6.000%	7/1/26	2,000	2,057
Series 2002	5.750%	7/1/27	1,050	1,066
Series 2002	5.800%	7/1/32	2,000	2,023
Series 2002	6.000%	7/1/37	1,000	1,019
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,044
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,296
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,132
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,848

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	$2,000	$2,031
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A	5.250%	7/1/18	1,640	1,711
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola College Issue, Series 2006A	5.000%	10/1/40	2,000	1,981
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Issue, Series 2006	5.000%	6/1/30	3,500	3,315
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2006	5.000%	7/1/26	2,435	2,437
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	533
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 1990	0.000%	7/1/19	4,000	2,319	B
Series 2001	5.000%	5/15/12	1,500	1,568
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000	3,094
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	256
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250	1,370	A
Series 2001 (Pre-refunded 7/1/11)	5.750%	7/1/21	3,000	3,258	A
Series 2002 (Pre-refunded 7/1/12)	6.000%	7/1/32	1,000	1,115	A
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	518
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	343
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940	749	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,041
Series 1984B	6.500%	10/1/11	1,000	1,048
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds,
Series 1992A	0.000%	7/1/10	3,000	2,770	B
Series 1999A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000	3,107	A

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	$3,425	$3,654
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds
Series 1999 (FSA insured) (Pre-refunded 10/1/09)	5.500%	10/1/13	2,000	2,104	A
Series 1999 (FSA insured) (Pre-refunded 10/1/09)	5.500%	10/1/13	170	179	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (MBIA insured)	5.000%	11/15/16	500	549
State of Maryland, GO Bonds, State and Local Facilities Loan,
Series 2000, First Series	5.500%	8/1/10	2,000	2,120
Series 2001, First Series	5.500%	3/1/15	5,000	5,660
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310	1,375
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/21	2,500	2,694
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds
Series 1997	5.250%	6/1/16	1,650	1,859
Series 1997	5.750%	6/1/17	2,000	2,335
Series 1997	6.000%	6/1/18	2,705	3,228
Series 1997	6.000%	6/1/19	3,665	4,399
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.)
Series 2006	5.000%	11/1/21	1,000	1,012
Series 2006	5.000%	11/1/31	2,000	1,911

				138,404

Puerto Rico — 1.3%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	2,000	1,989

Total Municipal Bonds (Cost — $133,654)				140,393

Variable Rate Demand ObligationsC — 3.7%
Maryland — 3.6%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Series 1985 B VRDN	3.440%	1/2/08	500	500
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2005A VRDN	3.420%	1/3/08	3,000	3,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2006E VRDN (FGIC insured)	3.420%	1/3/08	800	800

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand Obligations — Continued
Maryland — Continued
Maryland Stadium Authority Sports Facilities Lease Revenue (Football Stadium) Series 2007 VRDN	3.500%	1/3/08	$1,000	$1,000

				5,300

Nevada — 0.1%
Clark County, Nevada, GO Bonds, School District Series 2001B VRDN (FSA insured)	3.510%	1/2/08	150	150

Total Variable Rate Demand Obligations (Cost — $5,450)				5,450

Total Investments — 98.4% (Cost — $139,104) D				145,843
Other Assets Less Liabilities — 1.6%				2,374

Net Assets — 100.0%				$148,217
Net Assets Value Per Share:
Primary Class				$16.08

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of December 31, 2007, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

D	Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,374
Gross unrealized depreciation	(635)

Net unrealized appreciation	$6,739

Security Valuation
     The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors known to the fund are considered. These factors are subject to change over time and are reviewed periodically. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Maryland Tax-Free follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting Maryland and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.
     Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting President, Legg Mason Tax-Free Income, Inc. Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting President, Legg Mason Tax-Free Income, Inc. Date: February 22, 2008

By:	/s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Chief Financial Officer, Legg Mason Tax-Free Income, Inc. Date: February 21, 2008